Stockholders' Equity - Additional Information (Details) - $ / shares		9 Months Ended	12 Months Ended
	Sep. 01, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Common stock, shares authorized			2,370,000,000
Preferred stock, shares authorized			100,000,000
Preferred stock, par value per share			$ 0.0001
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Old Offerpad and Supernova
Class Of Stock [Line Items]
Common stock voting rights	10 votes per	10 votes per share
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized			2,000,000,000	256,694,000
Common stock, par value			$ 0.0001	$ 0.00001
Common stock, shares issued			224,154,000	57,865,000
Common stock, shares outstanding			224,154,000	57,865,000
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized			20,000,000	0
Common stock, par value			$ 0.0001	$ 0
Common stock, shares issued			14,816,000	0
Common stock, shares outstanding			14,816,236	0
Class B Common Stock | Old Offerpad and Supernova | Minimum
Class Of Stock [Line Items]
Percentage of common stock transferred	75.00%		75.00%
Class B Common Stock | Founder
Class Of Stock [Line Items]
Common stock voting rights			10 votes per share
Percentage of common stock transferred		75.00%
Class C Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized			250,000,000
Common stock, par value			$ 0.0001
Common stock, shares issued			0
Common stock, shares outstanding			0